Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ (2,372)	$ 4,751	$ 3,018
Foreign	20	(1,767)	(1,079)
Income (loss) before income taxes	$ (2,352)	$ 2,984	$ 1,939